Receipts in Advance and Deferred Revenue	12 Months Ended
Dec. 31, 2013
RECEIPTS IN ADVANCE AND DEFERRED REVENUE [Abstract]
Receipts in Advance and Deferred Revenue	16. RECEIPTS IN ADVANCE AND DEFERRED REVENUE

	As of December 31, (in thousands)
	2012	2013
Receipts in advance	$15,074	$13,142
Deferred revenue	28,585	30,700

Total	$43,659	$43,842